Offerings - Offering: 1	Jun. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	5,519,839
Proposed Maximum Offering Price per Unit	19.04
Maximum Aggregate Offering Price	$ 105,097,734.56
Fee Rate	0.01531%
Amount of Registration Fee	$ 16,090.46
Offering Note	1a. There are also registered hereunder such indeterminate number of additional shares as may become subject to awards under the Century Aluminum Company 2025 Incentive Plan (the "Plan") as a result of the antidilution provisions contained therein, and such indeterminate amount of plan interests. 1b. Proposed maximum offering price per unit has been estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), on the basis of the average of the high and low trading prices ($19.16 and $18.91, respectively) of the Common Stock on June 12, 2025, as reported on the Nasdaq Global Select Market.